SHARE-BASED PAYMENTS - Schedule of share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments [Abstract]
Equity-settled share-based payment expense	$ 18	$ 18	$ 8
Liability-settled share-based payment expense	18	3	0
Total share-based compensation expense	$ 36	$ 21	$ 8